Condensed Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Revenue:
Total revenue, net	$ 7,753,337	$ 7,242,124	$ 13,343,153	$ 14,753,837	$ 24,183,590	$ 29,659,081
Operating costs and expenses:
Cost of sales and service	1,724,809	289,045	2,637,133	532,498	2,507,071	1,180,671
Commissions	3,416,713	4,347,177	6,790,544	9,216,147	13,564,618	21,526,326
Selling and marketing	627,356	401,979	844,940	814,467	1,696,133	878,936
Salary and related	816,554	2,567,592	2,037,389	3,711,446	6,593,421	4,272,355
Professional fees	232,062	346,337	659,310	655,783	1,356,574	1,620,370
General and administrative	364,826	1,363,113	2,809,618	2,721,756	7,559,192	4,121,279
Total operating costs and expenses	7,182,320	9,315,243	15,778,934	17,652,097	33,277,009	33,599,937
Net loss from operations	571,017	(2,073,119)	(2,435,781)	(2,898,260)	(9,093,419)	(3,940,856)
Other income (expense):
Gain (loss) on debt extinguishment	812,111	1,281,477	829,937	1,281,477	2,018,791	19,387
Gain (loss) on fair value of derivative liability	(20,847)	2,358,447	326,788	599,257	571,231	(214,376)
Gain (loss) on bargain purchase						971,282
Gain (loss) on deconsolidation				53,739	53,739
Impairment expense	(66,645)		(66,645)		(4,230,741)
Realized gain (loss) on cryptocurrency	1,096	(1,077)	1,096	(667)	(815)	16,241
Unrealized gain (loss) on cryptocurrency	85,331	(122,080)	176,817	25,330	113,369	106,488
Interest expense	(2,480,067)	(1,944,640)	(4,727,165)	(2,490,637)	(6,274,436)	(1,842,461)
Interest expense, related parties	(210,805)	(1,251,094)	(389,720)	(1,251,094)	(4,403,332)	(20,000)
Other income (expense)	123,346	358	186,408	(71,284)	(32,195)	(3,032)
Total other income (expense)	(1,756,480)	321,391	(3,662,484)	(1,853,879)	(12,184,389)	(966,471)
Income (loss) before income taxes	(1,185,463)	(1,751,728)	(6,098,265)	(4,752,139)	(21,277,808)	(4,907,327)
Income tax expense	(2,297)	(1,838)	(3,282)	(7,382)	(7,383)	(70,768)
Net income (loss)	(1,187,760)	(1,753,566)	(6,101,547)	(4,759,521)	(21,285,191)	(4,978,095)
Less: net income (loss) attributable to the noncontrolling interest						32,941
Net income (loss) attributable to Investview stockholders					$ (21,285,191)	$ (5,011,036)
Dividends on Preferred Stock	(52,342)		(52,342)
Net income applicable to common shareholders	$ (1,240,102)	$ (1,753,566)	$ (6,153,889)	$ (4,759,521)
Income (loss) per common share, basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding, basic and diluted	2,985,916,112	2,840,281,449	3,109,673,727	2,234,117,482	2,937,880,878	2,234,117,482
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	$ (4,359)	$ (1,585)	$ (3,723)	$ (20,560)	$ (21,421)	$ 3,846
Total other comprehensive income (loss)	(4,359)	(1,585)	(3,723)	(20,560)	(21,421)	3,846
Comprehensive income (loss)	(1,192,119)	(1,755,151)	(6,105,270)	(4,780,081)	(21,306,612)	(4,974,249)
Less: comprehensive income (loss) attributable to the noncontrolling interest						(3,846)
Comprehensive income (loss) attributable to Investview shareholders					(21,306,612)	(4,978,095)
Subscription Revenue [Member]
Revenue:
Total revenue, net	5,255,888	7,236,755	9,499,145	14,748,468	22,425,173	27,023,202
Other income (expense):
Gain (loss) on bargain purchase
Mining Revenue [Member]
Revenue:
Total revenue, net	2,493,739		3,836,285		1,745,138
Other income (expense):
Gain (loss) on bargain purchase	971,282
Fee Revenue [Member]
Revenue:
Total revenue, net	$ 3,710	$ 5,369	$ 7,723	$ 5,369	13,279
Equipment Sales [Member]
Revenue:
Total revenue, net						694,954
Cryptocurrency Mining Revenue [Member]
Revenue:
Total revenue, net						$ 1,940,925